Fair Value Measurement (Details) - Schedule of Activities Related to Fair Value of the Warrants - Fair Value, Inputs, Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activities Related to Fair Value of the Warrants [Line Items]
Fair value of warrants at beginning of the year (Level 3)	¥ 24,376
Issuances		36,838
Change in fair value	(20,732)	(11,219)
Effect of exchange rate changes	308	(1,243)
Fair value of warrants at end of the year (Level 3)	¥ 3,952	¥ 24,376